Offerings - Offering: 1	Oct. 27, 2025 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	2,702,702
Proposed Maximum Offering Price per Unit	4.81
Maximum Aggregate Offering Price	$ 12,999,997
Offering Note
(1)

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

(2)

Estimated in accordance with Rules 457(c) solely for the purpose of calculating the registration fee on the basis of $4.81 per share, the closing price of the registrant’s common stock on October 22, 2025, as reported on The Nasdaq Global Market.